Cash Distributions and Earnings/ (Losses) per unit	6 Months Ended
Jun. 30, 2015
Cash Distributions and Earnings per Unit [Abstract]
CASH DISTRIBUTIONS AND EARNINGS/ (LOSSES) PER UNIT
NOTE 13: CASH DISTRIBUTIONS AND EARNINGS/ (LOSSES) PER UNIT
The partnership agreement of Navios Midstream requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.4125 per unit or $1.65 per unit per year and is made in the following manner:

•	First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters;

•	Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and

•	Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.

Thereafter there are incentive distribution rights held by the General Partner, which are analyzed as follows:

	Total Quarterly Distribution Total Amount		Marginal Percentage Interest in Distributions
			Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $ up to $	0.4744 0.5156	85.0%	2.0%	13.0%
Third Target Distribution	above $ up to $	0.5156 0.6188	75.0%	2.0%	23.0%
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

On January 23, 2015, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the period November 18, 2014 to December 31, 2014 of $0.1973 per unit. The distribution was paid on February 12, 2015 to all holders of record of common and general partner units on February 9, 2015. The aggregate amount of the declared distribution was $3,761.
On April 24, 2015, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended March 31, 2015 of $0.4125 per unit. The distribution was paid on May 12, 2015 to all holders of record of common, subordinated and general partner units on May 6, 2015. The aggregate amount of the declared distribution was $7,865.

For the period subsequent to the IPO, Navios Midstream calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Midstream's partnership agreement, net of the unallocated earnings. Basic earnings per unit are determined by dividing net income by the weighted average number of units outstanding during the period. Basic and diluted net earnings per unit are the same because the Company does not have any potentially dilutive units outstanding for the period presented.
In determining earnings per unit, the net loss for the period prior to the IPO, has been allocated to the general partner.
Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended June 30, 2015	Six Month Period Ended June 30, 2015

Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$5,394	$11,706
Earnings attributable to:
Common unit holders	$2,435	$5,528
Subordinated unit holders Series A	$415	$415
Subordinated unit holders	$2,435	$5,528
Weighted average units outstanding (basic and diluted)
Common unit holders	9,342,692	9,342,692
Subordinated unit holders Series A	227,560	114,409
Subordinated unit holders	9,342,692	9,342,692
Earnings per unit (basic and diluted):
Common unit holders	$0.26	$0.59
Subordinated unit holders Series A	$1.82	$3.63
Subordinated unit holders	$0.26	$0.59
Earnings per unit -distributed (basic and diluted):
Common unit holders	$0.41	$0.83
Subordinated unit holders Series A	$2.89	$5.74
Subordinated unit holders	$0.41	$0.83
(Losses) per unit -undistributed (basic and diluted):
Common unit holders	$(0.15)	$(0.24)
Subordinated unit holders Series A	$(1.06)	$(2.11)
Subordinated unit holders	$(0.15)	$(0.24)